Summary of Significant Accounting Policies - Intangible and Tangible Assets - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 21, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Percentage of license delivery representing of contract		10.00%
Percentage of potentially increase		20.00%
Percentage of potentially decrease		5.00%
Announcing or Commencing Implementation of Major Restructuring [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net proceeds from restructuring	$ 305
Development costs capitalized [member]
Disclosure of detailed information about intangible assets [Line Items]
Amortization period		5 years
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Amortization period		10 to 20 years
Research - technology [Member]
Disclosure of detailed information about intangible assets [Line Items]
Amortization period		5 to 10 years
Multi-Client Surveys [Member]
Disclosure of detailed information about intangible assets [Line Items]
Revenue from contracts with customers		$ 269